Financial Risk Management - Liquidity Risk (Details)	Dec. 31, 2023 USD ($)
Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	$ 58,617
Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	75,633,000
Reclamation and closure costs	33,494,000
Lease payments	6,041,000
Other contractual commitments	56,900,000
Total	627,581,000
Liquidity risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	87,909,000
Liquidity risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	353,740,000
Liquidity risk | Convertible Debenture
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	13,864,000
Less than 1 year | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	14,777
Less than 1 year | Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	75,633,000
Reclamation and closure costs	2,235,000
Lease payments	2,369,000
Other contractual commitments	1,500,000
Total	140,583,000
Less than 1 year | Liquidity risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	24,357,000
Less than 1 year | Liquidity risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	20,625,000
Less than 1 year | Liquidity risk | Convertible Debenture
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	13,864,000
1 to 3 years | Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	0
Reclamation and closure costs	2,046,000
Lease payments	2,266,000
Other contractual commitments	0
Total	385,463,000
1 to 3 years | Liquidity risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	48,036,000
1 to 3 years | Liquidity risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	333,115,000
1 to 3 years | Liquidity risk | Convertible Debenture
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	0
4 to 5 years | Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	0
Reclamation and closure costs	6,255,000
Lease payments	498,000
Other contractual commitments	0
Total	22,269,000
4 to 5 years | Liquidity risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	15,516,000
4 to 5 years | Liquidity risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	0
4 to 5 years | Liquidity risk | Convertible Debenture
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	0
Over 5 years | Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	0
Reclamation and closure costs	22,958,000
Lease payments	908,000
Other contractual commitments	55,400,000
Total	79,266,000
Over 5 years | Liquidity risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	0
Over 5 years | Liquidity risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	0
Over 5 years | Liquidity risk | Convertible Debenture
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes, convertible debentures	$ 0